Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO($)(1)	Compensation Actually Paid to CEO($)(1)(3)	Average Summary Compensation Table Total for other NEOs($)(2)	Average Compensation Actually Paid to other NEOs($)(2)(3)	Total Shareholder Return($)	Peer Group Total Shareholder Return($)(4)	Net Income ($ in ‘000s)	Free Cash Flow ($ in ‘000s)(5)
2022	6,081,868	4,599,210	6,190,682	2,704,360	89.58	154.88	613,512	219,941
2021	5,933,849	17,125,786	2,650,349	6,798,965	104.76	106.29	145,008	(2,829)
2020	3,296,586	472,906	1,903,765	1,314,941	34.32	63.42	(874,173)	12,056

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]	Mr. Pigott was our CEO for each of 2022, 2021, and 2020. For 2022 and 2021, the other NEOs were Dr. Chandler and Messrs. Lemmerman and Denny. For 2020, the other NEOs were Dr. Chandler, Messrs. Lemmerman and Denny and Michael Beyer.
Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return represents the total shareholder return of the S&P Oil & Gas Exploration & Production Select Industry Index.
PEO Total Compensation Amount	$ 6,081,868	$ 5,933,849	$ 3,296,586
PEO Actually Paid Compensation Amount	$ 4,599,210	17,125,786	472,906
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The following adjustments were made to reconcile the Summary Compensation Table total each year to CAP:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Fair Value of Equity Awards Granted in the Year($)	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year($)	Add Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years($)	Add Change in Fair Value from Prior Year-End to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year($)	Subtract Fair Value as of Prior Year-End for Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year($)	Total Equity Award Adjustments($)	Compensation Actually Paid($)
2022	CEO	6,081,868	(4,516,832)	2,935,451	(1,818,367)	1,917,090	—	3,034,174	4,599,210
	Other NEOs	6,190,682	(2,079,730)	912,345	(323,521)	403,056	(2,398,472)	(1,406,592)	2,704,360
2021	CEO	5,933,849	(4,008,399)	7,450,088	6,782,647	967,601	—	15,200,336	17,125,786
	Other NEOs	2,650,349	(1,644,878)	3,057,202	2,153,301	582,991	—	5,793,494	6,798,965
2020	CEO	3,296,586	(1,757,051)	2,543,296	(3,002,166)	(607,759)	—	(1,066,629)	472,906
	Other NEOs	1,903,765	(730,742)	785,010	(409,762)	(82,650)	(150,680)	141,918	1,314,941

Non-PEO NEO Average Total Compensation Amount	$ 6,190,682	2,650,349	1,903,765
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,704,360	6,798,965	1,314,941
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The following adjustments were made to reconcile the Summary Compensation Table total each year to CAP:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Fair Value of Equity Awards Granted in the Year($)	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year($)	Add Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years($)	Add Change in Fair Value from Prior Year-End to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year($)	Subtract Fair Value as of Prior Year-End for Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year($)	Total Equity Award Adjustments($)	Compensation Actually Paid($)
2022	CEO	6,081,868	(4,516,832)	2,935,451	(1,818,367)	1,917,090	—	3,034,174	4,599,210
	Other NEOs	6,190,682	(2,079,730)	912,345	(323,521)	403,056	(2,398,472)	(1,406,592)	2,704,360
2021	CEO	5,933,849	(4,008,399)	7,450,088	6,782,647	967,601	—	15,200,336	17,125,786
	Other NEOs	2,650,349	(1,644,878)	3,057,202	2,153,301	582,991	—	5,793,494	6,798,965
2020	CEO	3,296,586	(1,757,051)	2,543,296	(3,002,166)	(607,759)	—	(1,066,629)	472,906
	Other NEOs	1,903,765	(730,742)	785,010	(409,762)	(82,650)	(150,680)	141,918	1,314,941

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The charts below show, for the past three years, the relationship of Total Shareholder Return relative to our Peer Group Total Shareholder Return as well as the relationships between CEO and Average Other NEO CAP and (i) Total Shareholder Return; (ii) Net Income; and (iii) Free Cash Flow.
Compensation Actually Paid vs. Net Income [Text Block]	The charts below show, for the past three years, the relationship of Total Shareholder Return relative to our Peer Group Total Shareholder Return as well as the relationships between CEO and Average Other NEO CAP and (i) Total Shareholder Return; (ii) Net Income; and (iii) Free Cash Flow.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The charts below show, for the past three years, the relationship of Total Shareholder Return relative to our Peer Group Total Shareholder Return as well as the relationships between CEO and Average Other NEO CAP and (i) Total Shareholder Return; (ii) Net Income; and (iii) Free Cash Flow.
Tabular List [Table Text Block]

2022 Performance Measures	Most Important Performance Measures
We consider the performance measures listed in the table to the right as the most important performance measures used by us to link NEO compensation for 2022 to Company performance. Each of these measures is described in more detail in the CD&A under the section “2022 Compensation Alignment & Pay for Performance.”	Free Cash Flow
Absolute Total Shareholder Return
Net Debt/Consolidated EBITDAX
Inventory Growth
Environmental/Safety

Total Shareholder Return Amount	$ 89.58	104.76	34.32
Peer Group Total Shareholder Return Amount	154.88	106.29	63.42
Net Income (Loss)	$ 613,512,000	$ 145,008,000	$ (874,173,000)
Company Selected Measure Amount	219,941,000	(2,829,000)	12,056,000
PEO Name	Mr. Pigott
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]	Free Cash Flow is a non-GAAP measure; please see Annex A for descriptions of non-GAAP financial measures and reconciliations of GAAP to non-GAAP measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt/Consolidated EBITDAX
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Inventory Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Environmental/Safety
PEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (4,516,832)	$ (4,008,399)	$ (1,757,051)
PEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,935,451	7,450,088	2,543,296
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,818,367)	6,782,647	(3,002,166)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,917,090	967,601	(607,759)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,034,174	15,200,336	(1,066,629)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,079,730)	(1,644,878)	(730,742)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	912,345	3,057,202	785,010
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(323,521)	2,153,301	(409,762)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	403,056	582,991	(82,650)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,398,472)	0	(150,680)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,406,592)	$ 5,793,494	$ 141,918